UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment  (    ) ;  Amendment Number:
This Amendment    (Check only one.)  :    (    )     is a restatement.
                                          (    )     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Commonfund Asset Management Company, Inc.
Address:     15 Old Danbury Road
             P. O. Box 812
             Wilton, CT  06897-0812

Form 13F File Number:  28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael H. Strauss
Title:       Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:       203-563-5107

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss          Wilton, CT                 5/6/09
(Signature)                    (City, State)               (Date)

Report Type  (Check only one.):

(     )      13F HOLDINGS REPORT.   (Check here if all holdings of this
             reporting manager are reported in this report.)

(  X  )      13F NOTICE.   (Check here if no holdings reported are in this
             report, and all holdings are reported by other reporting manager(s).)

(     )      13F COMBINATION REPORT.   (Check here if a portion of the holdings
             for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.          Form 13F File Number     Name of Sub-adviser

1            28-05508                 Aronson + Johnson + Ortiz
2            28-03121                 David M. Knott
3            28-06035                 D.G. Capital Management, Inc.
4            28-02602                 Edgewood Management Company
5            28-01185                 Frontier Capital Management Co.
6            28-04981                 Goldman Sachs Asset Management
7            28-03377                 Grantham, Mayo, Van Otterloo & Co. LLC
8            28-2013                  Harris Associates, L.P.
9            28-10706                 IronBridge Capital Management
10           801-39502                Jarislowsky Fraser Ltd.
11           28-11937                 JP Morgan Investment Management, Inc.
12           28-12154                 Levin Capital Securities, LP
13           28-398                   Loomis Sayles & Co.
14           28-06748                 Marsico Asset Management, LLC
15           28-04632                 Martingale Asset Management
16           28-1399                  Southeastern Asset Management, Inc.
17           28-01693                 Steinberg Asset Management, LLC
18           28-00620                 The Boston Company Asset Management, LLC
19           28-02927                 Water Street Capital Inc.
20           28-517                   Wellington Management Company, LLP
21           28-1700                  Western Asset Management Company

                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  0

Form 13F Information Table Value Total:          $       0
                                                 (thousands)


Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:   NONE